Pension and Postretirement Benefit Plans - Future Benefit Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2017 Benefit Payments	$ 1,020
2018 Benefit Payments	1,040
2019 Benefit Payments	1,057
2020 Benefit Payments	1,071
2021 Benefit Payments	1,088
Following five years	5,586
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2017 Benefit Payments	203
2018 Benefit Payments	212
2019 Benefit Payments	228
2020 Benefit Payments	235
2021 Benefit Payments	256
Following five years	1,452
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2017 Benefit Payments	129
2018 Benefit Payments	139
2019 Benefit Payments	147
2020 Benefit Payments	157
2021 Benefit Payments	166
Following five years	$ 839